Financial Instruments - Schedule of Consolidated Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 6,203	$ 6,920
Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	2,668
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	3,535
Later Than One Year and Not Later Than Two Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	775
Later Than One Year and Not Later Than Two Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	608
Later Than One Year and Not Later Than Two Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	167
Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	830
Later Than Two Years and Not Later Than Three Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	324
Later Than Two Years and Not Later Than Three Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	506
Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	581
Later Than Three Years and Not Later Than Four Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	577
Later Than Three Years and Not Later Than Four Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	4
Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	1,131
Later Than Four Years and Not Later Than Five Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	1,131
More than 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	2,886
More than 5 Years [Member] | Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	28
More than 5 Years [Member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 2,858